CONDENSED CONSOLIDATED INTERIM STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Expenses
General and administrative	$ 2,310,283	$ 1,870,758	$ 4,229,495	$ 4,587,535
External research and development fees	897,986	1,610,528	1,058,246	3,922,124
Share-based payments	111,524	403,393	169,267	3,609,928
Depreciation and amortization	136,813	1,107,318	256,954	2,237,289
Impairment loss	0	3,839,523	0	4,319,619
Total operating expenses	3,456,606	8,831,520	5,713,962	18,676,495
Loss from operations	(3,456,606)	(8,831,520)	(5,713,962)	(18,676,495)
Interest income	(104,424)	(186,163)	(276,948)	(458,504)
Finance expense, net	8,357	0	20,771	667
Loss on settlement of debt	0	0	17,476	0
Gain on measurement of financial liability	0	(2,926,922)	0	(2,926,922)
(Gain) loss on change in fair value of derivative liability	(8,040)	(328,193)	(31,337)	(121,243)
Loss on changes in fair value of investments	0	100,051	0	277,329
Net loss from operations	(3,352,499)	(5,490,293)	(5,443,924)	(15,447,822)
Other comprehensive loss Items that may be subsequently reclassified to loss:
Exchange (loss) on translation of foreign operations	(101,089)	(232,891)	(333,844)	(217,489)
Comprehensive loss	(3,453,588)	(5,723,184)	(5,777,768)	(15,665,311)
Net loss attributable to:
Equity owners of the Company	(3,111,916)	(5,490,293)	(5,015,291)	(15,447,822)
Non-controlling interests	(240,583)	0	(428,633)	0
Net loss attributable	$ (3,352,499)	$ (5,490,293)	$ (5,443,924)	$ (15,447,822)
Net (loss) per share
Basic and diluted	$ (0.08)	$ (0.14)	$ (0.13)	$ (0.39)
Weighted average number of shares outstanding - basic and diluted	41,675,769	39,234,204	41,287,102	39,901,651